SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 952	$ 989	$ 1,859	$ 2,114
Property, plant and equipment	40,910		40,910		$ 39,449
North America
Disclosure of operating segments [line items]
Property, plant and equipment	21,591		21,591		21,630
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	13,381		13,381		12,431
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	4,115		4,115		3,674
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	1,823		1,823		$ 1,714
Hydroelectric
Disclosure of operating segments [line items]
Revenues	637	631	1,269	1,302
Wind
Disclosure of operating segments [line items]
Revenues	111	147	234	366
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	158	162	278	345
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 46	$ 49	$ 78	$ 101